Air traffic liability and Loyalty Program - Schedule of Air Traffic Liability (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of air traffic liability [Line Items]
Air traffic liability current total	R$ 6,326,057	R$ 5,205,876
Air Traffic Liability, Utilization Period	59 days	56 days
Air traffic liability and loyalty program [Member]
Disclosure of air traffic liability [Line Items]
Air traffic liability and loyalty program current total	R$ 7,191,998	R$ 5,782,121
Breakage [Member]
Disclosure of air traffic liability [Line Items]
Air traffic liability and loyalty program current total	R$ (865,941)	R$ (576,245)